Description of Organization and Business Operations (Tables)	6 Months Ended
Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Reclassification of Selected Items In The Balance Sheet	The following are selected line items from the Company’s financial statements illustrating the effect of the error correction thereon:
Balance Sheet as of December 31, 2020

	As Reported	Adjustment	As Revised
Redeemable warrant liability	$—	$18,716,250	$18,716,250
Class A common stock subject to possible redemption	385,352,413	17,148,595	402,501,008
Class A common stock	171	(171)	—
Additional paid-in capital	5,295,372	(5,295,372)	—
Accumulated deficit	(295,743)	(30,569,302)	(30,865,045)

Total Stockholders’ Equity (Deficit)	$5,000,001	$(35,864,845)	$(30,864,844)